Document and Entity Information	Jan. 14, 2026
Document Type	8-K
Document Period End Date	Jan. 14, 2026
Entity File Number	1-9924
Entity Registrant Name	Citigroup Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	52-1568099
Entity Address, Address Line One	388 Greenwich Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	212
Local Phone Number	559-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000831001
Amendment Flag	false
Common Stock [Member]
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	C
Security Exchange Name	NYSE
Citigroup Capital III [Member]
Title of 12(b) Security	7.625% TRUPs of Cap III (and registrant’s guaranty)
Trading Symbol	C/36Y
Security Exchange Name	NYSE
Citigroup Capital XIII [Member]
Title of 12(b) Security	7.875% FXD / FRN TruPS of Cap XIII (and registrant’s guaranty)
Trading Symbol	C N
Security Exchange Name	NYSE
Series N Medium Term Senior Notes Due Apr 2028 [Member]
Title of 12(b) Security	MTN, Series N, Callable Fixed Rate Notes Due Apr 2028 of CGMHI (and registrant’s guaranty)
Trading Symbol	C/28
Security Exchange Name	NYSE
Series N Medium Term Senior Notes Due Sept 2026 [Member]
Title of 12(b) Security	MTN, Series N, Floating Rate Notes Due Sept 2026 of CGMHI (and registrant’s guaranty)
Trading Symbol	C/26
Security Exchange Name	NYSE
Series N Medium Term Senior Notes Due Sept 2028 [Member]
Title of 12(b) Security	MTN, Series N, Floating Rate Notes Due Sept 2028 of CGMHI (and registrant’s guaranty)
Trading Symbol	C/28A
Security Exchange Name	NYSE
Series N Medium Term Senior Notes Due Oct 2028 [Member]
Title of 12(b) Security	MTN, Series N, Floating Rate Notes Due Oct 2028 of CGMHI (and registrant’s guaranty)
Trading Symbol	C/28B
Security Exchange Name	NYSE
Series N Medium Term Senior Notes Due Mar 2029 [Member]
Title of 12(b) Security	MTN, Series N, Floating Rate Notes Due Mar 2029 of CGMHI (and registrant’s guaranty)
Trading Symbol	C/29A
Security Exchange Name	NYSE